LB SERIES FUND, INC.
625 Fourth Avenue South
Minneapolis, Minnesota 55415

March 12, 2004

Securities and Exchange Commission
Branch of Document Control
450 Fifth Street, N.W.
Washington, DC 20549

RE:  LB SERIES FUND, INC.
     1933 Act File No. 333-111912
     1940 Act File No. 811-4603

Ladies and Gentlemen::

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Registrant hereby certifies that the form of the captioned prospectus that would have been filed by the Registrant pursuant to 497(b) upon the effectiveness of Registrant's registration statement on Form N-14 would not have differed from that contained in Registrant's pre-effective amendment number 2, which is the most recent amendment to such registration statement and was filed electronically on March 5, 2004.

Please direct any comments or questions concerning this certificate to the undersigned at (612) 340-8492.

Sincerely,

LB SERIES FUND, INC.

By: /s/ Marlene J. Nogle
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    Marlene J. Nogle
    Senior Counsel and Assistant Secretary